Vessels, Net - Navios Partners (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Balance	$ 1,037,206
Additions	102,031	$ (40,642)
Disposals	(7,545)
Vessel impairment losses	(32,677)	(27,201)	$ 0
Transfer to vessel held for sale		(125,000)
Balance	1,099,015	1,037,206
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,354,298	1,506,188
Additions	158,241	15,341
Disposals	(26,233)
Vessel impairment losses	(66,228)	(42,231)
Transfer to vessel held for sale		(125,000)
Balance	1,420,078	1,354,298	1,506,188
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(317,092)	(276,139)
Additions	(56,210)	(55,983)
Disposals	18,688
Vessel impairment losses	33,551	15,030
Balance	(321,063)	(317,092)	(276,139)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,037,206	1,230,049
Additions	102,031	(40,642)
Disposals	(7,545)
Vessel impairment losses	(32,677)	(27,201)
Transfer to vessel held for sale		(125,000)
Balance	$ 1,099,015	$ 1,037,206	$ 1,230,049